Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables.
Schedule of components of trade and other receivables

	2024	2023
	£m	£m
Trade receivables	705	692
Less: provision for impairment of trade receivables	(65)	(70)
Trade receivables – net	640	622
Other receivables[1]	128	113
Prepayments	77	68
Accrued income	118	118
Contract assets	3	4
Total	966	925

Analysed as follows:
Non-current	57	45
Current	909	880
Total	966	925
1.	Other receivables are stated net of loss allowance of £nil (2023: £nil).

Schedule of analysis of the Group's provision for impairment of trade receivables

	2024	2023	2022
	£m	£m	£m
At 1 January	70	70	50
Exchange differences	(1)	(4)	—
Additional provision	62	48	30
Receivables written off as uncollectable	(63)	(38)	(27)
Unused amounts reversed	(6)	(8)	(5)
Acquisition of companies and businesses	3	2	22
At 31 December	65	70	70

Schedule of ageing of trade receivables and provision for impairment

	Trade	Provision for	Trade	Provision for
	receivables	impairment	receivables	impairment
	2024	2024	2023	2023
	£m	£m	£m	£m
Not due	288	—	286	(3)
Overdue by less than 1 month	170	(1)	158	(3)
Overdue by between 1 and 3 months	122	(3)	111	(5)
Overdue by between 3 and 6 months	54	(11)	56	(9)
Overdue by between 6 and 12 months	39	(20)	36	(15)
Overdue by more than 12 months	32	(30)	45	(35)
At 31 December	705	(65)	692	(70)

Schedule of carrying amounts of the Group's trade receivables denominated in different currencies

	2024	2023
	£m	£m
Pound sterling	57	51
Euro	160	161
US dollar	302	291
Other currencies	186	189
Carrying value	705	692